CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 15,890,262	$ 13,348,373	$ 17,340,931
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	56,689,484	59,695,888	39,207,197
Depreciation and amortization	4,837,876	4,906,380	4,631,106
Provision for deferred (prepaid) taxes	156,075	444,780	522,773
Equipment and amortization on securities	(214,898)	(425,618)	(321,369)
Decrease (increase) in miscellaneous other assets	(2,409,367)	(1,758,206)	333,470
Decrease in other liablities	6,109,380	(2,051,933)	(96,798)
Net Cash Provided by (Used in) Operating Activities	81,058,812	74,159,664	61,617,310
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(516,978,375)	(540,426,634)	(510,440,178)
Loan payments	412,553,076	407,678,188	374,784,512
Purchases of securities, available for sale	(19,013,337)	(3,265,479)	(32,488,192)
Sales of securities, available for sale	0	14,873,211	12,621,827
Redemptions of securities, available for sale	7,220,000	9,145,000	5,350,000
Redemptions of securities, held to maturity	0	400,000	4,155,000
Capital expenditures	(3,022,147)	(5,047,495)	(4,489,551)
Proceeds from sale of equipment	67,462	132,478	94,020
Net Cash Provided by (Used in) Investing Activities	(119,173,321)	(116,510,731)	(150,412,562)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Senior Demand Notes	10,372,708	2,910,714	1,520,425
Advances on credit line	193,849,330	189,428,300	79,445,656
Payments on credit line	(186,299,330)	(131,258,300)	(26,265,656)
Commercial paper issued	139,155,810	76,624,561	63,064,642
Commercial paper redeemed	(110,373,572)	(46,936,830)	(44,173,634)
Subordinated debt issued	6,916,788	6,677,992	5,703,527
Subordinated debt redeemed	(5,846,413)	(7,943,418)	(8,920,980)
Dividends / distributions paid	(440,970)	(2,719,240)	(2,796,641)
Net Cash Provided by (Used in) Financing Activities	47,334,351	86,783,779	67,577,339
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,219,842	44,432,712	(21,217,913)
CASH AND CASH EQUIVALENTS, beginning	58,458,580	14,025,868	35,243,781
CASH AND CASH EQUIVALENTS, ending	67,678,422	58,458,580	14,025,868
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest Paid	21,119,661	19,156,155	13,626,034
Income Taxes Paid	3,178,625	3,346,023	2,235,000
Non-cash Exchange of Investment Securities	0	0	341,692
Lease Assets and Associated Liabilities	$ 0	$ 29,781,213	$ 0